Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Jan. 01, 2022 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Release of indemnified provision		€ 5.9	€ 20.0
Indemnification assets		9.5	15.4	€ 35.4
Remeasurement of indemnification assets		5.0	17.8	€ 44.0
Findus
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 7.0	5.0
Indemnification assets		€ 7.0	€ 12.0
Shares held in escrow as a result of indemnification asset | shares		342,190	618,099
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)		€ 22.40	€ 20.69			$ 25.39	$ 25.42
Contingent Consideration Arrangements And Indemnification Assets Recognised as of Acquisition Date, shares released from escrow | shares		275,909			342,190
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Release of indemnified provision		€ 0.9
Indemnification Assets Recognised As Of Acquisition Date		€ 2.5	€ 3.4